AAM S&P 500 High Dividend Value ETF
Schedule of Investments
January 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Communication Services - 9.6%
16,985	AT&T, Inc.	$486,281
19,995	Interpublic Group of Companies, Inc.	481,280
44,000	Lumen Technologies, Inc.	544,720
7,854	Omnicom Group, Inc.	489,932
10,784	ViacomCBS, Inc. - Class B	523,024
		2,525,237
	Consumer Discretionary - 8.8%
4,835	Genuine Parts Company	453,910
31,545	Hanesbrands, Inc.	482,323
11,121	Leggett & Platt, Inc.	455,961
19,817	Newell Brands, Inc.	476,004
2,479	Whirlpool Corporation	458,838
		2,327,036
	Consumer Staples - 9.3%
11,749	Altria Group, Inc.	482,649
14,934	Kraft Heinz Company	500,439
6,091	Philip Morris International, Inc.	485,148
7,388	Tyson Foods, Inc. - Class A	475,122
10,357	Walgreens Boots Alliance, Inc.	520,439
		2,463,797
	Energy - 8.7%
22,169	Baker Hughes Company	445,375
16,912	HollyFrontier Corporation	481,316
32,080	Kinder Morgan, Inc.	451,686
20,134	Schlumberger NV - ADR	447,176
22,753	Williams Companies, Inc.	483,046
		2,308,599
	Financials - 8.8%
35,511	Huntington Bancshares, Inc.	469,633
35,005	People’s United Financial, Inc.	478,168
9,193	Principal Financial Group, Inc.	452,939
5,949	Prudential Financial, Inc.	465,688
19,350	Unum Group	449,501
		2,315,929
	Health Care - 8.9%
4,433	AbbVie, Inc.	454,294
7,612	Bristol-Myers Squibb Company	467,605
8,873	Cardinal Health, Inc.	476,746
6,630	CVS Health Corporation	475,040
7,342	Gilead Sciences, Inc.	481,635
		2,355,320

	Industrials - 9.2%
2,907	3M Company	510,644
3,217	General Dynamics Corporation	471,870
2,931	Huntington Ingalls Industries, Inc.	461,134
7,194	Robert Half International, Inc.	485,595
2,762	Snap-on, Inc.	497,132
		2,426,375
	Information Technology - 9.5%
19,449	HP, Inc.	473,388
4,143	International Business Machines Corporation	493,473
8,192	Seagate Technology plc - ADR	541,655
22,279	Western Union Company	496,153
23,327	Xerox Holdings Corporation	490,567
		2,495,236
	Materials - 8.6%
11,325	CF Industries Holdings, Inc.	468,629
8,548	Dow, Inc.	443,641
4,628	Eastman Chemical Company	455,164
9,520	International Paper Company	478,951
8,973	Nucor Corporation	437,254
		2,283,639
	Real Estate - 9.4%
5,383	Boston Properties, Inc.	491,306
29,500	Kimco Realty Corporation	487,045
10,472	Regency Centers Corporation	494,069
5,147	Simon Property Group, Inc.	478,311
7,821	SL Green Realty Corporation	527,733
		2,478,464
	Utilities - 9.1%
18,135	AES Corporation	442,313
6,798	Dominion Energy, Inc.	495,506
9,135	Evergy, Inc.	490,824
11,835	NRG Energy, Inc.	490,087
8,421	Public Service Enterprise Group, Inc.	475,197
		2,393,927
	TOTAL COMMON STOCKS (Cost $25,476,006)	26,373,559

	SHORT-TERM INVESTMENTS - 0.2%
63,429	Invesco Government & Agency Portfolio, Institutional Class - 0.03%*	63,429
	TOTAL SHORT-TERM INVESTMENTS (Cost $63,429)	63,429
	TOTAL INVESTMENTS (Cost $25,539,435) - 100.1%	26,436,988
	Liabilities in Excess of Other Assets - (0.1)%	(32,973)
	NET ASSETS - 100.0%	$26,404,015

	Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of January 31, 2021.

The Global Industry Classifications Standard (GICS®) was developed by and/or is    exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:
AAM S&P 500 High Dividend Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,373,559	$-	$-	$26,373,559
Short-Term Investments	63,429	-	-	63,429
Total Investments in Securities	$26,436,988	$-	$-	$26,436,988

For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.